Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Summary of Accounts Receivable, Net

Accounts receivable, net consisted of the following (in thousands):

	December 31,
	2018	2017
Accounts receivable	$151,676	$119,333
Less: Allowance for doubtful accounts	(3,049)	(3,855)
Accounts receivable, net	$148,627	$115,478

Activity in Allowance for Doubtful Accounts

Activity in our allowance for doubtful accounts was as follows:

	December 31,
	2018	2017
Allowance for doubtful accounts - beginning	$3,855	$2,735
Charged to costs and other	1,908	5,457
Write offs	(2,714)	(4,337)
Allowance for doubtful accounts - ending	$3,049	$3,855